Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GOVERNMENT MONEY FUND, INC.
Entity Central Index Key	0000316968
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005535
Shareholder Report [Line Items]
Fund Name	Government Money Fund
Class Name	Investor Class
Trading Symbol	PRRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - Investor Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
AssetsNet	$ 13,241,632,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 24,491,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$13,241,632
Number of Portfolio Holdings	89

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Repurchase Agreement	59.7%
U.S. Treasury Debt	20.0
U.S. Government Agency Debt	16.2
U.S. Treasury Repurchase Agreement	5.4
Short-Term and Other	-1.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
BNY Mellon	29.5%
U.S. Treasury Notes	16.6
Citigroup Global Markets	7.8
RBC Dominion Securities	7.7
Federal Home Loan Banks	6.6
Federal Farm Credit Banks	4.9
Goldman Sachs	4.2
JPMorgan Chase	3.6
Federal Home Loan Mortgage	3.4
U.S. Treasury Bills	3.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190629
Shareholder Report [Line Items]
Fund Name	Government Money Fund
Class Name	I Class
Trading Symbol	TTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - I Class	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 13,241,632,000
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 24,491,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$13,241,632
Number of Portfolio Holdings	89

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Repurchase Agreement	59.7%
U.S. Treasury Debt	20.0
U.S. Government Agency Debt	16.2
U.S. Treasury Repurchase Agreement	5.4
Short-Term and Other	-1.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
BNY Mellon	29.5%
U.S. Treasury Notes	16.6
Citigroup Global Markets	7.8
RBC Dominion Securities	7.7
Federal Home Loan Banks	6.6
Federal Farm Credit Banks	4.9
Goldman Sachs	4.2
JPMorgan Chase	3.6
Federal Home Loan Mortgage	3.4
U.S. Treasury Bills	3.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless